VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 95.4%
Argentina : 4.9%
MercadoLibre, Inc. (USD) * 3,640 $ 4,615,083
Underline
Brazil : 8.5%
Arcos Dorados Holdings, Inc.
(USD) 67,000 633,820
Clear Sale SA * 371,400 345,055
Fleury SA * 260,820 786,110
JSL SA 962,700 1,622,200
Movida Participacoes SA 581,000 1,373,165
NU Holdings Ltd. (USD) * 75,000 543,750
Rede D'Or Sao Luiz SA
144A * 98,700 498,944
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 1,125,600 2,183,327
7,986,371
China : 25.0%
Baidu, Inc. (ADR) * 3,500 470,225
China Animal Healthcare Ltd.
(HKD) *∞ 3,588,969 0
China Education Group
Holdings Ltd. (HKD) † 2,605,000 2,111,032
Fu Shou Yuan International
Group Ltd. (HKD) 997,000 693,070
Full Truck Alliance Co. Ltd.
(ADR) * † 107,000 753,280
Ganfeng Lithium Group Co.
Ltd. 41,340 253,994
Hoyuan Green Energy Co.
Ltd. 37,133 213,324
JD.com, Inc. (HKD) 52,819 768,455
KE Holdings, Inc. (ADR) 100,000 1,552,000
Meituan (HKD) 144A * 37,720 546,042
Ming Yang Smart Energy
Group Ltd. 74,000 160,282
MINISO Group Holding Ltd.
(ADR) 48,800 1,263,920
NetEase, Inc. (HKD) 57,500 1,152,946
Ping An Bank Co. Ltd. 1,134,970 1,751,292
Prosus NV (EUR) * 129,311 3,810,281
Shanghai Baosight Software
Co. Ltd. 178,341 1,106,658
Shenzhen Inovance
Technology Co. Ltd. 99,000 905,530
Shenzhou International
Group Holdings Ltd. (HKD) 61,000 580,087
Sungrow Power Supply Co.
Ltd. 70,000 858,850
SUPCON Technology Co. Ltd. 33,350 218,420
Tencent Holdings Ltd. (HKD) 25,200 976,851
Wuxi Biologics Cayman, Inc.
(HKD) 144A * 218,500 1,269,891
Yifeng Pharmacy Chain Co.
Ltd. 119,849 577,790
Yum China Holdings, Inc.
(HKD) 16,730 936,350
Zai Lab Ltd. (HKD) * † 137,500 336,474
Number
of Shares Value
China (continued)
Zhejiang Huayou Cobalt Co.
Ltd. 61,900 $ 320,025
23,587,069
Egypt : 1.6%
Cleopatra Hospital * 3,136,135 393,793
Commercial International
Bank Egypt SAE 596,503 1,159,120
1,552,913
Georgia : 4.4%
Bank of Georgia Group Plc
(GBP) 78,700 3,543,207
Georgia Capital Plc (GBP) * 49,200 590,684
4,133,891
Germany : 1.0%
Delivery Hero SE 144A * 31,600 902,290
Underline
Greece : 0.5%
Eurobank Ergasias Services
and Holdings SA * 280,000 430,669
Underline
Hungary : 1.5%
OTP Bank Nyrt 38,500 1,388,075
Underline
India : 15.9%
Cholamandalam Investment
and Finance Co. Ltd. 101,400 1,486,197
Delhivery Ltd. * 156,091 772,550
HDFC Bank Ltd. 125,200 2,295,478
HDFC Bank Ltd. (ADR) 37,700 2,224,677
Jio Financial Services Ltd. * 173,133 481,613
Oberoi Realty Ltd. 71,000 979,549
Phoenix Mills Ltd. 73,800 1,615,009
Reliance Industries Ltd. 173,133 4,868,368
Sterling and Wilson
Renewable * 72,000 310,354
15,033,795
Indonesia : 1.2%
Bank BTPN Syariah Tbk PT 6,350,000 781,473
Bank Rakyat Indonesia
Persero Tbk PT 1,000,000 337,733
1,119,206
Kazakhstan : 3.5%
Kaspi.kz JSC (USD) (GDR) 33,940 3,285,392
Underline
Mexico : 2.4%
Qualitas Controladora SAB
de CV † 51,783 389,899
Regional SAB de CV 266,800 1,913,030
2,302,929
Philippines : 4.8%
Bloomberry Resorts Corp. * 9,210,000 1,644,178
International Container
Terminal Services, Inc. 783,200 2,861,229
4,505,407
Poland : 1.3%
InPost SA (EUR) * 104,500 1,211,416
Underline
Russia : 0.0%
Detsky Mir PJSC 144A *∞ 784,200 0
Sberbank of Russia PJSC ∞ 340,256 0
0

VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Korea : 2.4%
Doosan Fuel Cell Co. Ltd. * 9,800 $ 145,976
LG Chem Ltd. 4,170 1,526,788
Samsung Biologics Co. Ltd.
144A * 1,160 585,553
2,258,317
Taiwan : 9.3%
Chroma ATE, Inc. 173,000 1,483,606
MediaTek, Inc. 26,000 594,434
Poya International Co. Ltd. 59,753 892,733
Taiwan Semiconductor
Manufacturing Co. Ltd. 339,000 5,527,813
Wiwynn Corp. 6,000 279,784
8,778,370
Tanzania : 0.7%
Helios Towers Plc (GBP) * 796,071 712,924
Underline
Turkey : 5.3%
MLP Saglik Hizmetleri AS
144A * 504,140 2,629,320
Sok Marketler Ticaret AS 659,968 1,399,812
Tofas Turk Otomobil
Fabrikasi AS 93,000 1,000,989
5,030,121
United Arab Emirates : 0.6%
Americana Restaurants
International Plc 516,900 576,984
Underline
United Kingdom : 0.6%
Hirco Plc *∞ 1,235,312 2
ReNew Energy Global Plc
(USD) * † 114,000 619,020
619,022
Total Common Stocks
(Cost: $90,429,670) 90,030,244
Number
of Shares Value
PREFERRED SECURITIES : 4.4%
Brazil : 0.4%
Raizen SA 546,000 $ 388,871
Underline
South Korea : 4.0%
Samsung Electronics Co. Ltd. 93,200 3,754,698
Underline
Total Preferred Securities
(Cost: $5,925,304) 4,143,569
MONEY MARKET FUND : 0.8%
(Cost: $724,096)
Invesco Treasury Portfolio -
Institutional Class 724,096 724,096
Underline
Total Investments Before Collateral for
Securities Loaned: 100.6%
(Cost: $97,079,070) 94,897,909
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.5%
Money Market Fund: 1.5%
(Cost: $1,447,109)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,447,109 1,447,109
Total Investments: 102.1%
(Cost: $98,526,179) 96,345,018
Liabilities in excess of other assets: (2.1)% (2,000,587)
NET ASSETS: 100.0% $ 94,344,431
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $3,999,213.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $6,432,040, or 6.8% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Discretionary 22.2% $ 20,975,315
Financials 20.3 19,316,899
Information Technology 17.8 16,809,183
Industrials 13.9 13,158,159
Health Care 6.8 6,500,085
Energy 5.5 5,257,239
Real Estate 4.4 4,146,558
Communication Services 3.4 3,312,946
Materials 2.2 2,100,807
Consumer Staples 2.1 1,977,602
Utilities 0.6 619,020
Money Market Fund 0.8 724,096
100.0% $ 94,897,909